7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Loss on derecognition of a former subsidiary	$ 6,967	$ 0	$ 0